Note 9 - Segment Data	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
NOTE
9
- Segment Data

The Company operates in
four
segments. All segments include both individual and group insurance. Identifiable revenues, expenses and assets are assigned directly to the applicable segment. Net investment income, realized gains and losses, and invested assets are generally allocated to the insurance and the corporate segments in proportion to policy liabilities and stockholders' equity, respectively. Certain assets, such as property and equipment and leased property under capital leases, are allocated between the administrative and financial services segment and the corporate and other segment. Investors Heritage Financial revenue and income associated with credit administrative services is assigned to the administrative and financial services segment, along with fees relative to third
party administrative services. Any remaining revenue and income is assigned to the corporate and other segment. Results for the parent company, Investors Heritage Printing, At Need Funding and Heritage Funding, after elimination of intercompany amounts, are allocated to the corporate and other segment.

Information relative to our operating segments as of and for the years ended
December
31,
2016
and
2015
is as follows:

	2016	2015
	(000's omitted)
Revenue:
Preneed and burial products	$52,245	$48,894
Traditional and universal life products	11,056	16,746
Administrative and financial services	1,469	1,357
Corporate and other	791	1,180
Total	$65,561	$68,177

Pre-tax income (loss) from operations:
Preneed and burial products	$1,982	$(496)
Traditional and universal life products	504	742
Administrative and financial services	393	274
Corporate and other	113	384
Total	$2,992	$904

Assets:
Preneed and burial products	$376,687	$374,793
Traditional and universal life products	123,000	123,823
Administrative and financial services	9,687	9,706
Corporate and other	69,984	61,716
Total	$579,358	$570,038

Amortization and depreciation expense:
Preneed and burial products	$5,226	$5,641
Traditional and universal life products	752	1,538
Administrative and financial services	161	214
Corporate and other	256	310
Total	$6,395	$7,703

Included in the corporate and other revenue and pre-tax income above and as a component of other income in the consolidated statement of income for the year ended
December
31,
2015
is
$203,451
of net life insurance proceeds received under a company-owned life insurance policy upon the death of a former employee and former board member. No such proceeds were received during
2016.